Provision for contingencies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of other provisions [line items]
Judicial deposits	R$ 22,507,000	R$ 17,682
Estimated possible losses recognized	234,104,000	557,990,000
Civil contingent liability [member]
Disclosure of other provisions [line items]
Estimated possible losses recognized	50,762,000	178,809,000
Acquiring Civil contingent liability [Member]
Disclosure of other provisions [line items]
Other provisions	9,239,000	89,466,000
Estimated possible losses recognized	10,706,000	10,309,000
Banking Civil contingent liability [Member]
Disclosure of other provisions [line items]
Other provisions	672,000	73,198,000
Credit Civil contingent liability [Member]
Disclosure of other provisions [line items]
Other provisions	1,481,000	6,808,000
Software Civil contingent liability [Member]
Disclosure of other provisions [line items]
Other provisions	28,412,000	5,605,000
Estimated possible losses recognized	25,596,000	0
Annulment of Tax Debits Regarding Tax Assessment
Disclosure of other provisions [line items]
Contingent liability	27,937,000	24,715,000
Probable contingent liability	R$ 129,141,000	93,605,000
ICMS tax rate	0.25
Fine rate	0.50
Annulment of Tax Debits Regarding Tax Assessment | Linx S.A. [Member]
Disclosure of other provisions [line items]
Contingent liability	R$ 29,727,000	R$ 28,130,000